Long Term Obligations - Debt Covenant Compliance - Additional Information (Detail) (Credit Agreement Amendment [Member])	12 Months Ended
Dec. 31, 2013
Credit Agreement Amendment [Member]
Debt Instrument [Line Items]
Maximum total leverage ratio of consolidated total debt to Adjusted EBITDA	6.50
Minimum interest coverage ratio of Adjusted EBITDA to the sum of consolidated interest expense	1.85
Leverage ratio description	The total leverage ratio will become more restrictive over time (adjusted annually until the maximum leverage ratio reaches 6.00 to 1.0 in 2015)